Critical Accounting Estimates and Judgements	12 Months Ended
Dec. 31, 2023
Corporate information and statement of IFRS compliance [abstract]
Critical Accounting Estimates and Judgements	Critical Accounting Estimates and Judgements
The Company has made estimates, assumptions and judgements regarding certain assets, liabilities, revenues and expenses in the preparation of the consolidated financial statements, primarily related to unsettled transactions and events as of the date of the consolidated financial statements. Accordingly, actual results may differ from estimated amounts. The estimates, assumptions and judgements that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year are addressed below.
(A) CRUDE OIL AND NATURAL GAS RESERVES
Purchase price allocations, depletion, depreciation and amortization, asset retirement obligations, and amounts used in impairment calculations are based on estimates of crude oil and natural gas reserves. Reserves estimates are based on estimated future prices and production costs, expected future rates of production, and the timing and amount of future development expenditures, all of which are subject to many uncertainties, interpretations and judgements including the potential impact of climate related matters and in accordance with related government regulations. The Company expects that, over time, its reserves estimates will be revised upward or downward based on updated information.
(B) ASSET RETIREMENT OBLIGATIONS
The Company provides for asset retirement obligations on its property, plant and equipment based on current legislation and operating practices. Estimated future costs include assumptions of dates of future abandonment and technological advances and estimates of future inflation rates and discount rates. Actual costs may vary from the estimated provision due to changes in environmental legislation, the impact of inflation, changes in technology, changes in operating practices, revisions to work scope, changes in the date of abandonment due to changes in reserves life, and the potential impact of climate related matters and in accordance with related government regulations. These differences may have a material impact on the estimated provision.
(C) INCOME TAXES
The Company is subject to income taxes in numerous legal jurisdictions. Accounting for income taxes requires the Company to interpret frequently changing laws and regulations, including changing income tax rates, and make certain judgements with respect to the application of tax law, estimating the timing of temporary difference reversals, and estimating the realizability of tax assets. There are many transactions and calculations for which the ultimate tax determination is uncertain. The Company recognizes a liability for a tax filing position based on its assessment of the probability that additional taxes may ultimately be due.
(D) FAIR VALUE OF DERIVATIVES AND OTHER FINANCIAL INSTRUMENTS
The fair value of financial instruments that are not traded in an active market is determined using valuation techniques. The Company uses its judgement to select a variety of methods and make assumptions that are primarily based on market conditions existing at the end of each reporting period. The Company uses directly and indirectly observable inputs in measuring the value of financial instruments that are not traded in active markets, including quoted commodity prices and volatility, interest rate yield curves and foreign exchange rates.
(E) PURCHASE PRICE ALLOCATIONS
Purchase prices related to business combinations are allocated to the underlying acquired assets and liabilities based on their estimated fair value at the time of acquisition. The determination of fair value requires the Company to make estimates, assumptions and judgements regarding future events. The allocation process is inherently subjective and impacts the amounts assigned to individually identifiable assets and liabilities, including the fair value of crude oil and natural gas properties together with deferred income tax effects. As a result, the purchase price allocation impacts the Company’s reported assets and liabilities and future net earnings due to the impact on future depletion, depreciation, and amortization expense and impairment tests.
(F) SHARE-BASED COMPENSATION
The Company has made various assumptions in estimating the fair values of stock options granted under its Option Plan, including expected volatility, expected exercise timing and future forfeiture rates. At each period end, stock options outstanding are remeasured for changes in the estimated fair value of the liability.
(G) IDENTIFICATION OF CGUs
CGUs are defined as the lowest grouping of integrated assets that generate identifiable cash inflows that are largely independent of the cash inflows of other assets or groups of assets. The classification of assets into CGUs requires significant judgement and interpretations with respect to the integration between assets, the existence of active markets, shared infrastructures, and the way in which management monitors the Company’s operations.
(H) IMPAIRMENT OF ASSETS
The recoverable amount of a CGU or an individual asset has been determined as the higher of the CGUs' or the assets' fair value less costs of disposal and its value in use. These calculations require the use of estimates and assumptions and are subject to change as new information becomes available, including information on future commodity prices, expected production volumes, quantity of reserves, asset retirement obligations, future development and operating costs, after-tax discount rates (currently ranging from 10% to 12%), and income taxes. Changes in assumptions used in determining the recoverable amount could affect the carrying value of the related assets and CGUs.
(I) LEASES
Purchase, extension and termination options are included in certain of the Company's leases to provide operational flexibility. To measure the lease liability, the Company uses judgement to assess the likelihood of exercising these options. These assessments are reviewed when significant events or circumstances indicate that the likelihood of exercising these options may have changed. The Company also uses estimates to determine its incremental borrowing costs if the interest rate implicit in the lease is not readily determinable.
(J) CONTINGENCIES
Contingencies are subject to measurement uncertainty as the related financial impact will only be confirmed by the outcome of a future event. The assessment of contingencies requires the application of judgements and estimates including the determination of whether a present obligation exists and the reliable estimation of the timing and amount of cash flows required to settle the contingency.